Segmental information	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Segmental information
2. Segmental information
The Group has four reportable segments reflecting its geographical regions (Americas, EMEAA, Greater China) and its Central functions.
Central functions include technology, sales and marketing, finance, human resources and corporate services; Central revenue arises principally from technology fee income.
No operating segments have been aggregated to form these reportable segments.
Management monitors the operating results of these reportable segments for the purpose of making decisions about resource allocation and performance assessment. Each of the geographical regions is led by its own Chief Executive Officer who reports to the Group Chief Executive Officer.
The System Fund is not managed to generate a profit or loss for IHG over the longer term. As such, its results are not regularly reviewed by the Chief Operating Decision Maker (‘CODM’) and it does not constitute an operating segment under IFRS 8 ‘Operating Segments’. Similarly, reimbursements of costs are not reported to the CODM and so are not included within the reportable segments.
Segmental performance is evaluated based on operating profit or loss and is measured consistently with operating profit or loss in the Group Financial Statements, excluding System Fund and exceptional items. Group financing activities, fair value gains or losses on contingent purchase consideration and income taxes are managed on a Group basis and are not allocated to reportable segments.
Revenue

	2021	2020	2019
Year ended 31 December	$m	$m	$m
Americas	774	512	1,040
EMEAA	303	221	723
Greater China	116	77	135
Central	197	182	185
Revenue from reportable segments	1,390	992	2,083
System Fund revenues	928	765	1,373
Reimbursement of costs	589	637	1,171
Total revenue	2,907	2,394	4,627
Profit/(loss)

	2021	2020	2019
Year ended 31 December	$m	$m	$m
Americas	559	296	700
EMEAA	5	(50)	217
Greater China	58	35	73
Central	(88)	(62)	(125)
Operating profit from reportable segments	534	219	865
System Fund	(11)	(102)	(49)
Operating exceptional items (note 6)	(29)	(270)	(186)
Operating profit/(loss)	494	(153)	630
Net financial expenses	(139)	(140)	(115)
Fair value gains on contingent purchase consideration	6	13	27
Profit/(loss) before tax	361	(280)	542
Tax	(96)	20	(156)
Profit/(loss) for the year	265	(260)	386

Operating profit from reportable segments includes the following, which are included in other operating income in the Group income statement:

•	In 2021, $5m government grant income relating to the EMEAA region;

•	In 2020, $4m business interruption insurance proceeds and $4m favourable litigation settlement, both in the Americas region, and $3m gain on disposal of hotel assets in the EMEAA region ; and

•	In 2019, $10m business interruption insurance proceeds relating to the Americas region.
Non-cash
items included within operating profit from reportable segments

Year ended 31 December 2021	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Depreciation and amortisation a	30	18	6	44	98
Equity-settled share-based payments cost	8	4	3	11	26
Share of losses of associates	7	1	–	–	8

Year ended 31 December 2020	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Depreciation and amortisation a	41	21	6	42	110
Equity-settled share-based payments cost	7	3	2	7	19
Share of losses of associates and joint ventures	14	–	–	–	14

Year ended 31 December 2019	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Depreciation and amortisation a	44	25	5	42	116
Equity-settled share-based payments cost	9	4	2	13	28
Share of losses/(gains) of associates and joint ventures	9	(6)	–	–	3

a
Included in the $98m (2020: $110m, 2019: $116m) of depreciation and amortisation is $20m (2020: $29m, 2019: $32m) relating to cost of sales in owned, leased and managed lease hotels, and $78m (2020: $81m, 2019: $84m) relating to other assets. A further $94m (2020: $62m, 2019: $54m) of depreciation and amortisation was recorded within System Fund expenses.

Capital expenditure

Year ended 31 December 2021	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Capital expenditure per management reporting	35	25	1	39	100
Contract acquisition costs	(32)	(10)	(1)	–	(43)
Timing differences and other adjustments	3	(5)	–	4	2
Additions per the Group Financial Statements	6	10	–	43	59

Comprising additions to:
Goodwill and other intangible assets	1	–	–	32	33
Property, plant and equipment	1	5	–	11	17
Investment in associates and joint ventures	4	–	–	–	4
Other financial assets	–	5	–	–	5
	6	10	–	43	59

Year ended 31 December 2020	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Capital expenditure per management reporting	46	44	2	56	148
Contract acquisition costs	(33)	(29)	(2)	–	(64)
Timing differences and other adjustments	17	4	–	(1)	20
Additions per the Group Financial Statements	30	19	–	55	104

Comprising additions to:
Goodwill and other intangible assets	1	1	–	50	52
Property, plant and equipment	12	13	–	5	30
Investment in associates and joint ventures	17	–	–	–	17
Other financial assets	–	5	–	–	5
	30	19	–	55	104

Geographical information

Year ended 31 December	2021 $m	2020 $m	2019 $m
Revenue
United Kingdom	142	77	265
United States	1,263	1,067	1,957
Rest of World	574	485	1,032
	1,979	1,629	3,254
System Fund (note 33)	928	765	1,373
	2,907	2,394	4,627
For the purposes of the above table, fee business, owned, leased and managed lease and reimbursable revenues are determined according to the location of the hotel and other revenue is attributed to the country of origin. In addition to the United Kingdom, revenue relating to an individual country is separately disclosed when it represents 10% or more of total revenue. System Fund revenues are not included in the geographical analysis as the Group does not monitor the Fund’s revenue by location of the hotel, or in the case of the loyalty programme, according to the location where members consume their rewards.

31 December	2021 $m	2020 $m
Non-current assets
United Kingdom	64	72
United States	1,346	1,487
Rest of World	661	700
	2,071	2,259
For the purposes of the above table,
non-current
assets comprise goodwill and other intangible assets, property, plant and equipment, right-of-use
assets, investments in associates and joint ventures,
non-current
contract costs and
non-current
contract assets. In addition to the United Kingdom,
non-current
assets relating to an individual country are separately disclosed when they represent 10% or more of total non-current
assets, as defined above.